Equity - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares
Equity [abstract]
Weighted average exercise price | $ / shares	$ 28.62	$ 37.44
Dividend yield	1.05%	2.67%
Risk-free interest rate	1.81%	2.06%
Expected option life | yr	5.9	4.2
Expected volatility	41.00%	41.00%
Forfeiture rate	0.55%	0.54%